Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .51%
SPDR S&P Global Natural Resources ETF 158,667 $ 9,048
Money Market Funds - 2 .09%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.13%
(a)
3,430,390 3,430
TOTAL INVESTMENT COMPANIES $ 12,478
PRIVATE INVESTMENT FUNDS - 63 .70 % Shares Held Value (000's)
Agriculture - 17 .20%
Ceres Farmland Holdings, LP
(b)
N/A $ 9,746
Hancock Timberland and Farmland Fund, LP
(b)
N/A 11,976
UBS AgriVest Farmland Fund
(b)
N/A 6,521
$ 28,243
Diversified Financial Services - 1 .98%
Sound Point CLO Fund, LP
(b),(c)
N/A 3,246
Energy - Alternate Sources - 11 .26%
ACIP Parallel Fund A, LP
(b)
N/A 2,895
Brookfield Super-Core Infrastructure Partners
Fund, LP
(b)
N/A 8,175
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 7,419
$ 18,489
Private Equity - 10 .14%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 8,660
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b),(c)
N/A 7,996
$ 16,656
Real Estate - 15 .81%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 4,884
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,306
Prologis European Logistics Fund, FCP-FIS
(b),(c)
N/A 6,094
UBS Trumbull Property Growth & Income Fund
(b)
N/A 9,665
$ 25,949
REITs - 7 .31%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 11,994
TOTAL PRIVATE INVESTMENT FUNDS $ 104,577
COMMON STOCKS - 25 .35 % Shares Held Value (000's)
Building Materials - 0 .09%
Fortune Brands Innovations Inc 1,119 $ 64
Geberit AG 53 25
Masco Corp 932 44
Masterbrand Inc
(c)
1,119 8
$ 141
Chemicals - 0 .06%
Ecolab Inc 662 96
Commercial Services - 0 .63%
Atlas Arteria Ltd 86,626 390
CCR SA 119,295 245
Transurban Group 44,935 395
$ 1,030
Distribution & Wholesale - 0 .04%
Core & Main Inc
(c)
3,755 72
Diversified Financial Services - 0 .03%
RAM Essential Services Property Fund 106,090 52
Electric - 4 .07%
Brookfield Renewable Corp 8,043 221
Clearway Energy Inc - Class C 7,320 233
Constellation Energy Corp 2,364 204
CPFL Energia SA 49,736 313
Edison International 3,592 229
EDP - Energias de Portugal SA 154,383 770
Engie Brasil Energia SA 18,123 130
Entergy Corp 4,985 561
Iberdrola SA 69,240 808
National Grid PLC 53,260 638
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 1,802 $ 151
OGE Energy Corp 12,072 477
Public Service Enterprise Group Inc 11,196 686
Red Electrica Corp SA 12,888 224
Southern Co/The 4,420 316
SSE PLC 35,452 729
$ 6,690
Electronics - 0 .05%
Badger Meter Inc 716 78
Energy - Alternate Sources - 0 .54%
NextEra Energy Partners LP 4,382 307
Sunnova Energy International Inc
(c)
32,143 579
$ 886
Engineering & Construction - 0 .47%
AECOM 2,449 208
Aena SME SA
(c),(d)
942 118
Ferrovial SA 12,308 322
Stantec Inc 2,635 127
$ 775
Environmental Control - 0 .45%
China Water Affairs Group Ltd 128,000 106
Evoqua Water Technologies Corp
(c)
2,672 106
Kurita Water Industries Ltd 3,900 161
METAWATER Co Ltd 4,700 58
Montrose Environmental Group Inc
(c)
708 31
Pentair PLC 2,000 90
Tetra Tech Inc 1,247 181
$ 733
Gas - 0 .84%
Enagas SA 25,311 421
Italgas SpA 45,165 251
Snam SpA 93,712 454
Southwest Gas Holdings Inc 3,989 247
$ 1,373
Healthcare - Products - 0 .23%
Danaher Corp 1,394 370
Holding Companies - Diversified - 0 .04%
Sustainable Development Acquisition I Corp
(c)
6,844 69
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 —
$ 69
Iron & Steel - 0 .00%
Novolipetsk Steel PJSC
(c)
36,800 —
Severstal PAO
(c)
4,878 —
$ —
Machinery - Diversified - 0 .57%
Georg Fischer AG 448 27
IDEX Corp 852 195
Lindsay Corp 755 123
Mueller Water Products Inc - Class A 5,809 63
Xylem Inc/NY 4,035 446
Zurn Elkay Water Solutions Corp 3,936 83
$ 937
Metal Fabrication & Hardware - 0 .14%
Advanced Drainage Systems Inc 2,813 231
Mining - 0 .00%
Polyus PJSC
(c)
407 —
Oil & Gas Services - 0 .01%
Aris Water Solution Inc 1,556 22
Pipelines - 6 .68%
APA Group 90,003 658
Cheniere Energy Inc 7,880 1,182
DCP Midstream LP 21,954 852
Enbridge Inc 9,107 356
Energy Transfer LP 44,237 525
Enterprise Products Partners LP 16,037 387
Excelerate Energy Inc 2,003 50

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Gibson Energy Inc 19,048 $ 332
Hess Midstream LP 9,580 287
MPLX LP 22,553 741
NextDecade Corp
(c)
13,541 67
ONEOK Inc 6,498 427
Pembina Pipeline Corp 15,236 517
Plains All American Pipeline LP 44,413 522
Targa Resources Corp 18,496 1,359
TC Energy Corp 16,704 666
Western Midstream Partners LP 30,179 810
Williams Cos Inc/The 37,456 1,232
$ 10,970
Private Equity - 0 .10%
Capitaland Investment Ltd/Singapore 59,700 165
Real Estate - 0 .83%
Castellum AB 4,690 57
Hongkong Land Holdings Ltd 26,135 120
Mitsubishi Estate Co Ltd 14,400 187
Mitsui Fudosan Co Ltd 11,600 212
New World Development Co Ltd 21,750 61
Qualitas Ltd 84,176 160
Sun Hung Kai Properties Ltd 19,500 266
Vonovia SE 9,870 233
Wihlborgs Fastigheter AB 8,604 65
$ 1,361
REITs - 7 .64%
Activia Properties Inc 31 97
AIMS APAC REIT 48,200 45
Alexandria Real Estate Equities Inc 1,935 282
American Homes 4 Rent 7,789 235
American Tower Corp 492 104
Arena REIT 18,291 47
AvalonBay Communities Inc 690 111
Big Yellow Group PLC 17,793 246
Broadstone Net Lease Inc 4,833 78
CapitaLand Integrated Commercial Trust 79,033 121
Centuria Industrial REIT 41,395 87
Centuria Office REIT 24,576 26
Charter Hall Group 3,042 25
CRE Logistics REIT Inc 80 112
Crown Castle Inc 4,060 551
CubeSmart 11,250 453
Daiwa House REIT Investment Corp 92 205
Daiwa Office Investment Corp 15 73
Digital Core REIT Management Pte Ltd 102,515 56
Digital Realty Trust Inc 4,030 404
Dream Industrial Real Estate Investment Trust 27,000 233
Equinix Inc 528 346
Equity LifeStyle Properties Inc 2,358 152
ESR Kendall Square REIT Co Ltd 18,759 59
ESR-LOGOS REIT 251,188 69
Essex Property Trust Inc 510 108
First Industrial Realty Trust Inc 3,200 154
Gaming and Leisure Properties Inc 10,570 551
Gecina SA 1,007 103
Goodman Group 6,745 79
Healthcare Realty Trust Inc 7,188 139
HealthCo REIT 11,326 13
Independence Realty Trust Inc 14,131 238
Industrial & Infrastructure Fund Investment Corp 60 69
Ingenia Communities Group 19,978 60
Invitation Homes Inc 12,952 384
Japan Hotel REIT Investment Corp 227 134
Japan Metropolitan Fund Invest 146 116
Klepierre SA
(c)
6,461 149
Lendlease Global Commercial REIT 107,361 57
Link REIT 40,300 295
Medical Properties Trust Inc 16,006 178
Merlin Properties Socimi SA 14,744 138
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mitsubishi Estate Logistics REIT Investment
Corp
(c)
30 $ 96
National Storage Affiliates Trust 4,400 159
Nexus Industrial REIT 35,500 253
NSI NV 5,836 145
Plymouth Industrial REIT Inc 6,414 123
Prologis Inc 4,929 556
Rexford Industrial Realty Inc 5,875 321
Sabra Health Care REIT Inc 21,936 273
Safestore Holdings PLC 6,815 78
Saul Centers Inc 2,626 107
Scentre Group 73,624 143
Segro PLC 21,163 195
Sekisui House Reit Inc 351 199
SF Real Estate Investment Trust 95,000 35
Spirit Realty Capital Inc 2,936 117
Summit Industrial Income REIT 15,830 265
Sun Communities Inc 3,346 479
Sunstone Hotel Investors Inc 7,680 74
UNITE Group PLC/The 6,901 76
Ventas Inc 12,024 542
VICI Properties Inc 18,783 609
Welltower Inc 7,820 513
$ 12,540
Transportation - 0 .28%
West Japan Railway Co 10,714 465
Water - 1 .56%
American States Water Co 425 39
American Water Works Co Inc 3,036 463
Essential Utilities Inc 9,175 438
Grupo Rotoplas SAB de CV
(c)
39,100 64
Middlesex Water Co 542 43
Pennon Group PLC 39,203 421
SJW Group 2,238 182
United Utilities Group PLC 40,363 482
Veolia Environnement SA 15,354 394
York Water Co/The 859 39
$ 2,565
TOTAL COMMON STOCKS $ 41,621
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
REITs - 0 .05%
RPT Realty 7.25%
(e)
1,650 $ 82
TOTAL CONVERTIBLE PREFERRED STOCKS $ 82
PREFERRED STOCKS - 0 .15 % Shares Held Value (000's)
Electric - 0 .15%
Centrais Eletricas Brasileiras SA 3.23% 30,392 $ 249
TOTAL PREFERRED STOCKS $ 249
BONDS - 3 .05%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .05%
BBCMS Mortgage Trust 2022-C17
4.89%, 09/15/2055
(f)
$ 250 $ 219
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
310 205
3.78%, 05/15/2052 500 445
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(d),(f),(g)
1,750 86
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(f),(g)
3,250 282
Benchmark 2021-B23 Mortgage Trust
1.27%, 02/15/2054
(f),(g)
2,483 167
Benchmark 2021-B28 Mortgage Trust
1.38%, 08/15/2054
(d),(f),(g)
4,000 346
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 543

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-XL2
5.01%, 10/15/2038
(d)
$ 204 $ 196
1.00 x 1 Month USD LIBOR + 0.69%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.45%, 03/25/2049
(f),(g)
6,890 667
GS Mortgage Securities Trust 2013-GCJ14
4.72%, 08/10/2046
(d),(f)
539 432
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(f)
1,000 754
Morgan Stanley Capital I Trust 2019-H7
1.30%, 07/15/2052
(f),(g)
5,037 298
Wells Fargo Commercial Mortgage Trust
2020-C56
1.40%, 06/15/2053
(f),(g)
5,556 362
$ 5,002
TOTAL BONDS $ 5,002
Total Investments $ 164,009
Other Assets and Liabilities -  0.10% 165
TOTAL NET ASSETS - 100.00% $ 164,174
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,962 or 1.80% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Financial 43 .89%
Energy 18 .49%
Consumer, Non-cyclical 18 .06%
Utilities 6 .62%
Investment Companies 5 .51%
Mortgage Securities 3 .05%
Money Market Funds 2 .09%
Industrial 2 .05%
Basic Materials 0 .06%
Consumer, Cyclical 0 .04%
Diversified 0 .04%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 03/08/2022 $ 2,679 $ 2,895 N/A 1.76%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 4,884 90 2.98%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 8,020 8,175 N/A 4.98%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 10,268 11,994 90 7.31%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 7,577 7,419 N/A 4.52%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 9,746 N/A 5.94%
GDIF US Hedged Feeder Fund, LP
(g)
04/23/2021 - 08/17/2022 8,513 8,660 N/A 5.27%
Hancock Timberland and Farmland Fund, LP
(h)
08/12/2020 - 12/17/2021 12,002 11,976 N/A 7.29%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(i)
06/27/2022 8,000 7,996 90 4.87%
PGIM Real Estate US Debt Fund, LP
(j)
04/30/2021, 06/30/2021 5,315 5,306 N/A 3.23%
Prologis European Logistics Fund, FCP-FIS
(k)
12/01/2022 6,594 6,094 90 3.71%
Sound Point CLO Fund, LP
(l)
08/06/2019 4,000 3,246 60 1.98%
UBS AgriVest Farmland Fund
(m)
07/01/2020 - 06/30/2021 5,908 6,521 60 3.97%
UBS Trumbull Property Growth & Income Fund
(n)
07/01/2020 - 12/30/2021 7,861 9,665 60 5.89%
Total $ 104,577 63.70%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2022 (unaudited)
See accompanying notes.

(g) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(h) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(i) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(j) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(k) The fund has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets.
Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(l) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(m) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(n) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
December 31, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2022 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

December 31, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of December 31, 2022 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 5,002 $ — $ 5,002
Common Stocks
Basic Materials 96 — — 96
Consumer, Cyclical 72 — — 72
Consumer, Non-cyclical 615 785 — 1,400
Diversified 69 — — 69
Energy 11,220 658 — 11,878
Financial 9,092 5,026 — 14,118
Industrial 2,078 1,282 — 3,360
Utilities 5,036 5,592 — 10,628
Convertible Preferred Stocks 82 — — 82
Investment Companies 12,478 — — 12,478
Preferred Stocks 249 — — 249
Total $ 41,087 $ 18,345 $ — $ 59,432
Investments Using NAV as practical expedient
Private Investment Funds 104,577
Total investments in securities $ — $ — $ — $ 164,009